Schedule of incentive plan (Details) Integer in Thousands, $ / shares in Thousands	12 Months Ended
	Jun. 30, 2025 Integer $ / shares	Jun. 30, 2024 $ / shares Integer
Notes and other explanatory information [abstract]
Outstanding, shares | Integer	33	657
Outstanding, weighted average grant date fair value | $ / shares	$ 16	$ 331
Granted, shares | Integer	151	128
Granted, weighted average grant date fair value | $ / shares	$ 613	$ 234
Vested, shares | Integer	(95)	(150)
Vested, weighted average grant date fair value | $ / shares	$ (323)	$ (248)
Reverse stock split impact, shares | Integer		(591)
Reverse stock split impact, weighted average grant date fair value | $ / shares		(298)
Forfeit, shares | Integer		(11)
Forfeit, weighted average grant date fair value | $ / shares		$ (3)
Outstanding, shares | Integer	89	33
Outstanding, weighted average grant date fair value | $ / shares	$ 306	$ 16